Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities subject to foreign currency risk

	Consolidated Entity
	2019	2018
	A$	A$
Cash and cash equivalents (USD)	9,726,790	6,309,829
Cash and cash equivalents (€EUR)	178	173
Cash and cash equivalents (£GBP)	433	428
Trade and other payables (USD)	(1,196,358)	(607,150)
Trade and other payables (€EUR)	-	(1,439)
Trade and other payables (£GBP)	(35,242)	(39,167)
Total exposure	8,495,801	5,662,674

Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities

June 30, 2018	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate

		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	1,400,257	3,205,042		9,794,605	14,399,904	0.42%
Trade and other receivables	-			4,829,497	4,829,497
Other current assets	-			621,737	621,737
Other non-current assets

Total Financial Assets	1,400,257	3,205,042		15,245,839	19,851,138	0.42%

Financial Liabilities		-	-
Trade and other payables	-	-	-	(2,718,174)	(2,718,174)

Total Financial Liabilities	-	-		(2,055,247)	(2,055,247)

June 30, 2018	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate

		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	8,925,124	6,192,713	-	117,718	15,235,555	1.09%
Trade and other receivables	-	-	-	3,152,410	3,152,410
Other current assets	-	-	-	266,625	266,625
Other non-current assets	-	-	-	-	-

Total Financial Assets	8,925,124	6,192,713		3,536,753	18,654,590	1.09%

Financial Liabilities		-	-
Trade and other payables	-	-	-	(2,055,247)	(2,055,247)

Total Financial Liabilities	-	-	-	(2,055,247)	(2,055,247)

Schedule of Company's liquidity reserve on the basis of expected cash flows

	Maturities of Financial Liabilities
2019	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	2,718,174	-	-	2,718,174	2,718,174
Total	2,718,174	-	-	2,718,174	2,718,174
2018	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	2,055,247	-	-	2,055,247	2,055,247
Total	2,055,247	-	-	2,055,247	2,055,247